TRADE RECEIVABLES, PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2022
TRADE RECEIVABLES, PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

15 TRADE RECEIVABLES, PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

15.1 Trade receivables

	At 31 March 2022	At 31 March 2021
	USD	USD
Trade receivables	71,423	12,604
Less: loss allowance	-	-
Trade receivables total	71,423	12,604

Trade receivables are non-interest bearing and generally have credit terms of 30 days.

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss provision, is as follows:

	At 31 March 2022	At 31 March 2021
	USD	USD
Less than 1 month	20,375	9,609
Between 1 month and 3 months	11,051	1,667
Over 3 months	39,997	1,328
	71,423	12,604

The movements in the loss allowance for impairment of trade receivables are as follows:

	Notes	Year ended 31 March 2022	Year ended 31 March 2021
		USD	USD
At the beginning of the year		-	113,381
Write-off of trade receivables	(a)	-	(113,381)
At the end of the year		-	-

Note (a) – As at 31 March 2021, management determined that a trade receivable fully provided for was uncollectable and reversed the associated provision as the underlying receivables were written-off.

The carrying amounts of trade receivables approximate their fair values.

15.2 Prepayment, deposits and other receivables

	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Non-current:
Deposits	(a)	347,299	152,988
Current:
Deposits	(a)	176,405	1,389,615
Prepayments	(b)	1,807,913	1,607,298
Other receivables		209,867	259,858
		2,194,185	3,256,771
Total		2,541,484	3,409,759

Note 15.2(a): Decrease of deposits is mainly due to the return of deposit for the former Hong Kong office following the expiry of the lease in June 2021 and the Group then entered into a cheaper lease which required reduced deposit. As at 31 March 2022, the amounts mainly comprised of deposits with an aggregate amount of $350,381 for new office leases in Hong Kong, Vietnam and Singapore and deposit of $111,826 paid for hiring of contractors.

Note 15.2(b): The balance at 31 March 2022 and 2021 consisted primarily of prepaid insurance and other advanced payments associated with the operations of the business.